UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

24140 E. Greystone Lane

             Woodway, WA                                                98020

(Address of principal executive offices)                                           (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

24140 E. Greystone Lane

Woodway, WA 98020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

			Schedule of Investments
			June 30, 2008 (Unaudited)

Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
508,178	Bodisen Biotech Inc. *		$ 330,316
10,000	Converted Organics Inc. *		53,400
			383,716	1.81%

Agricultural Production - Crops
75,000	Agria Corporation * **		321,000	1.51%

Air Transportation, Scheduled
2,000	Allegiant Travel Company *		37,180
3,000	China Southern Airlines Co. Ltd. * **		59,370
			96,550	0.45%

Computer Peripheral Equipment
3,000	RadiSys Corp. *		27,180	0.13%

Computer Storage Devices
10,000	Blue Coat Systems Inc. *		141,100	0.66%

Crude Petroleum & Natural Gas
1,000	ATP Oil & Gas Corp. *		39,470
5,000	BMB Munai Inc. * (Kazakhstan)		29,700
9,000	Gulfport Energy Corp. *		148,230
13,000	Lucas Energy, Inc. *		53,950
			271,350	1.28%

Drawing & Insulating Nonferrous Wire
1,000	Fushi Copperweld, Inc. * (China)		23,730	0.11%

Drilling Oil & Gas Wells
3,000	Vantage Drilling Co. *		25,920	0.12%

Electrical Work
320,000	China Organic Agriculture, Inc. * (China)		204,800	0.96%

Fabricated Structural Metal Products
2,000	Broadwind Energy, Inc. *		37,000	0.17%

Gold and Silver Ores
15,000	Legend International Holdings, Inc. * (Australia)		63,000
230,000	Northgate Minerals Corp. *		632,500
60,000	Taseko Mines Ltd. *		307,200
3,000	Yamana Gold Inc. *		49,620
			1,052,320	4.97%

Grain Mill Products
4,000	AgFeed Industries, Inc. *		59,880	0.28%

Hotels & Motels
1,000	Melco PBL Entertainment (Macau) LTD. * **		9,320	0.04%

Household Furniture
9,000	Sealy Corp.		51,660
5,000	Tempur Pedic International Inc.		39,050
			90,710	0.43%

Industrial Organic Chemicals
18,000	Gushan Environmental Energy Limited **		209,160
20,000	Verasun Energy, Corp. *		82,600
			291,760	1.37%

Jewelry, Precious Metal
9,000	Fuqi International, Inc. * (China)		78,840	0.37%

Laboratory Analytical Instruments
1,000	Bruker Corporation *		12,850	0.06%

Meat Packing Plants
1,000	Zhongpin, Inc. * **		12,500	0.06%

Metal Mining
55,000	Lundin Mining Corp. *		333,850	1.57%

Miscellaneous Electrical Machinery, Equipment & Supplies
5,000	Ultralife Corp. *		53,450	0.25%

Miscellaneous Furniture & Fixtures
5,000	Knoll Inc.		60,750	0.29%

Motor Vehicles Parts & Accessories
15,000	China Automotive Systems Inc. * (China)		87,900	0.41%

Motor Vehicles & Passenger Car Bodies
1,000	Tata Motors Ltd. **		10,050	0.05%

Oil & Gas Field Exploration Services
14,000	OMNI Energy Services Corp. *		89,740	0.42%

Oil & Gas Field Services
1,000	Allis-Chalmers Energy, Inc. *		17,800
7,000	North American Energy Partners Inc. *		151,760
			169,560	0.80%

Perfumes, Cosmetics & Other Toilet Preparations
12,000	Parlux Fragrances Inc. *		60,000	0.28%

Petroleum Refining
6,000	Tesoro Corporation		118,620	0.56%

Pharmaceutical Preparations
5,000	American Oriental Bioengineering Inc. * (China)		49,350
3,000	Noven Pharmaceuticals Inc. *		32,070
15,000	Questcor Pharmaceuticals, Inc. *		69,600
10,000	Sinovac Biotech Ltd. * (China)		32,500
6,665	ViroPharma Inc. *		73,715
			257,235	1.21%

Photographic Equipment & Supplies
33,500	IMAX Corporation *		229,140	1.08%

Printed Circuit Boards
2,000	Celestica Inc. *		16,860	0.08%

Radio & Tv Broadcasting & Communications Equipment
1,000	Ceragon Networks Ltd. * (Israel)		7,740
4,000	Digital Ally Inc. *		34,080
5,000	Starent Networks, Corp. *		62,900
			104,720	0.49%

Retail - Apparel & Accessory Stores
2,000	Zumiez, Inc. *		33,160	0.16%

Retail - Auto Dealers & Gasoline Stations
25,000	Lithia Motors Inc. Class A		123,000	0.58%

Retail - Catalog & Mail-Order Houses
3,000	GSI Commerce Inc. *		40,890	0.19%

Retail - Department Stores
8,000	Bon-Ton Stores Inc.		41,760	0.20%

Retail - Eating & Drinking Places
16,130	Speedus Corp. *		20,485
1,000	Starbucks Corp. *		15,740
			36,225	0.17%

Retail - Eating Places
10,000	Ruby Tuesday, Inc. *		54,000	0.25%

Retail - Miscellaneous Shopping Goods Stores
6,000	Cabela's Inc. *		66,060
4,000	Office Depot, Inc. *		43,760
			109,820	0.52%

Rubber & Plastic Footware
12,000	CROCS Inc. *		96,120	0.45%

Savings Institution, Federally Chartered
170,000	IndyMac Bancorp Inc. *		105,400	0.50%

Security & Commodity Brokers, Deaklers, Exchange & Services
24,000	MF Global Ltd. *		151,440	0.71%

Semiconductors & Related Devices
194,307	Actions Semiconductor Co., Ltd. * **		670,359
5,000	Anadigics, Inc. *		49,250
1,000	Applied Materials Inc.		19,090
9,369	Ascent Solar Technologies, Inc. *		48,438
20,000	Evergreen Solar Inc. *		193,800
20,000	Leadis Technology Inc. *		32,000
5,000	LSI Corporation *		30,700
90,000	Netlist Inc. *		153,000
2,000	OmniVision Technologies Inc. *		24,180
2,000	ON Semiconductor Corp. *		18,340
2,000	Solarfun Power Holdings Co. Ltd. * **		35,000
			1,274,157	6.01%

Services - Advertising
15,000	RH Donnelley Corp. *		45,000	0.21%

Services - Advertising Agencies
1,000	VisionChina Media Inc. * **		15,870	0.07%

Services - Business Services
1,000	The9 Limited * **		22,580
3,000	WNS (Holdings) Ltd. * **		50,550
			73,130	0.34%

Services - Computer Programming
8,000	DivX, Inc. *		58,720
1,000	Satyam Computer Services Ltd. **		24,520
3,000	Wipro Ltd. **		36,540
			119,780	0.56%

Services - Educational Services
2,000	Apollo Group Inc. *		88,520	0.42%

Services - Prepackaged Software
1,300	China Digital TV Holding Co., Ltd. * **		18,083
1,000	Microsoft Corp.		27,510
16,490	Noah Education Holdings, Ltd. * **		89,046
5,000	TeleCommunication Systems Inc.		23,150
10,000	TigerLogic Corporation *		49,100
			206,889	0.97%

Services - Specialty Outpatient Facilities, NEC
50,000	TLC Vision Corp. *		50,000	0.24%

Special Industry Machinery, NEC
33,486	Amtech Systems Inc. *		359,640
1,000	Intevac Inc. *		11,280
			370,920	1.76%

State Commercial Banks
3,000	Cathay General Bancorp		32,610	0.15%

Steel Works, Blast Furnace & Rolling & Finishing Mills
20,000	Sutor Technology Group, Ltd. * (China)		141,400	0.67%

Surgical & Medical Instruments & Apparatus
1,000	AngioDynamics Inc. *		13,620	0.06%

Telephone & Telegraph Apparatus
2,000	CIENA Corp. *		46,340
5,000	Nortel Networks Corp. *		41,100
82,150	Qiao Xing Mobile Communication Co., Ltd. * (China)		404,999
129,084	Qiao Xing Universal Telephone Inc. * (China)		566,679
			1,059,118	4.99%

Telephone Communications (No Radiotelephone)
33,000	Mahanagar Telephone Nigam Ltd. **		140,580	0.66%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
247,200	China Medicine Corporation *		469,680	2.21%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
2,000	World Fuel Services Corp.		43,880	0.21%

Women's, Misses' & Juniors Outerwear
3,000	Bebe Stores, Inc.		28,830	0.14%

Total for Common Stock (Cost $15,383,467)			9,698,200	45.67%

CLOSED-END FUNDS
2,000	India Fund, Inc.		70,760
Total for Closed End Funds (Cost $109,907)			70,760	0.33%

EXCHANGE TRADED FUNDS
2,000	iPath MSCI India Index ETN *		104,520
3,000	UltraShort Basic Materials ProShares		86,550
2,000	Ultra Financials ProShares		40,280
6,000	UltraShort QQQ ProShares +		268,980
Total for Exchange Traded Funds (Cost $627,480)			500,330	2.36%

WARRANTS
53,000	Navios Maritime Holdings Inc. (expires 12-9-2008)		252,810
	exercise price @ 5.00
400,000	Phoenix India Acquisition Corp. * (expires 3-30-2011)		2,000
	exercise price @ 5.00
130,000	Rhapsody Acquisition Corp. * (expires 10-2-2010)		383,500
	exercise price @ 5.00
Total for Warrants (Cost $945,153)			638,310	3.01%

CALL OPTIONS		Shares Subject
Expiration Date/Exercise Price		to Call

Canadian Solar Inc. *		50,000	535,500
July 2008 Calls @ 30.00

Canadian Solar Inc. *		25,000	557,500
October 2008 Calls @ 20.00

Evergreen Solar Inc. *		200,000	280,000
September 2008 Calls @ 10.00

Google Inc. *		2,000	110,800
July 2008 Calls @ 480.00

LDK Solar Co.Ltd. * **		55,000	748,000
September 2008 Calls @ 25.00

LDK Solar Co.Ltd. * **		80,500	555,450
September 2008 Calls @ 35.00

LDK Solar Co.Ltd. * **		37,200	22,320
September 2008 Calls @ 65.00

LDK Solar Co.Ltd. * **		100,000	400,000
December 2008 Calls @ 50.00

Noven Pharmaceuticals Inc. *		20,000	32,000
October 2008 Calls @ 10.00

Shengdatech, Inc. * **		20,000	17,000
July 2008 Calls @ 10.00

Shengdatech, Inc. * **		75,000	247,500
September 2008 Calls @ 7.50

Shengdatech, Inc. * **		10,000	34,000
December 2008 Calls @ 7.50

Shengdatech, Inc. * **		10,600	21,200
December 2008 Calls @ 10.00

Sigma Designs Inc. *		50,000	12,500
October 2008 Calls @ 25.00
Total (Premiums Paid - $2,414,566)			3,573,770	16.83%

Cash and Equivalents
4,676,270	Fidelity Governmental Fund 57 2.28% ***		4,676,270	22.02%
	(Cost $4,676,270)

	Total Investments Securities		19,157,640	90.22%
	(Cost $24,156,843)

	Other Assets In Excess of Liabilities		2,076,504	9.78%

	Net Assets		$ 21,234,144	100.00%

Birmiwal Oasis Fund

		Schedule of Securities Sold Short
		June 30, 2008 (Unaudited)

Shares/Principal Amount			Market Value

COMMON STOCKS
Semiconductors & Related Devices
1,000	First Solar, Inc.		$ 272,820

Total for Securities Sold Short (Proceeds $168,130)			$ 272,820	1.28%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at June 30, 2008.
+ Portion or all of the security is held as collateral.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At June 30, 2008 , the net unrealized de preciation on investments, based on cost for federal income tax purposes of $2 4 , 156 , 843 amounted to $ 4,999,203 , which consisted of aggregate gross unrealized appreciation of $ 2 , 138 ,4 82 and aggregate gross unrealized depreciation of $ 7 , 137,685 .  At June 30 , 200 8 , the net unrealized depreciation on securities sold short, based on proceeds for federal income tax purposes of $1 68 , 130 amounted to $ 104,690 .

2. SECURITY VALUATION

Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Investments in Securities
Level 1 – Quoted Prices	$19,157,640
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$19,157,640

Valuation Inputs of Liabilities	Investments in Securities
Level 1 – Quoted Prices	$272,820
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$272,820

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:             8 - 27 - 08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:             8 - 27 - 08

By: /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:             8 - 27 - 08